Commitments and Contingencies - Summary of Operating leases Minimum Future Rental Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 3,231
2020	6,882
2021	7,122
2022	7,146
2023 and thereafter	50,522
Total	$ 74,903